Commitments and Contingencies - Schedule of Non-Cancellable Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Non-Cancellable Future Minimum Lease Payments [Abstract]
2026	$ 20,790
Total lease payments	$ 20,790	$ 15,706